Summary of Significant Accounting Policies (Schedule of The Movement of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning balance		$ 12,358	$ 7,007	$ 3,956
Changes on initial application of ASU 2016-13	[1]	0	0	3,383
Additional allowance for credit losses, net of recoveries		3,279	6,292	2,419
Write-offs		(585)	(1,155)	(3,231)
Exchange difference		(1,140)	214	480
Ending balance		$ 13,912	$ 12,358	$ 7,007

[1]	The Company adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.